COVER LETTER

June 6, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds
(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Global Fund, MassMutual Premier International Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Small Cap Opportunities Fund, and MassMutual Premier Strategic Emerging Markets Fund, dated February 1, 2019, as filed under Rule 497(e) on May 28, 2019. The purpose of this filing is to submit the 497(e) filing dated May 28, 2019 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Premier Funds